Net Income (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2012
Basic and Diluted Net Income (Loss) Per Share Attributable to Ordinary Shareholders

Basic and diluted net income (loss) per share attributable to ordinary shareholders was calculated as follows for the years ended December 31, 2012, 2011 and 2010:

	Year Ended December 31,
	2012	2011	2010
Basic net income (loss) per share attributable to ordinary shareholders:
Numerator:
Net income (loss)	$5,408	$2,869	$(736)
Accretion of redeemable convertible preferred shares to redemption value	(335)	(446)	(418)
Modification of redeemable convertible preferred shares	—	—	(6,542)
Net income attributable to participating securities	—	(2,294)	—

Net income (loss) attributable to ordinary shareholders	$5,073	$129	$(7,696)

Denominator:
Weighted average ordinary shares outstanding—basic	8,822,169	1,497,150	10,051,274

Net income (loss) per share attributable to ordinary shareholders—basic	$0.58	$0.09	$(0.77)

Diluted net income (loss) per share attributable to ordinary shareholders:
Numerator:
Net income (loss)	$5,408	$2,869	$(736)
Accretion of redeemable convertible preferred shares to redemption value	(335)	(446)	(418)
Modification of redeemable convertible preferred shares	—	—	(6,542)
Net income attributable to participating securities	—	(2,248)	—

Net income (loss) attributable to ordinary shareholders—diluted	$5,073	$175	$(7,696)

Denominator:
Weighted average ordinary shares outstanding—basic	8,822,169	1,497,150	10,051,274
Dilutive effect of ordinary share equivalents	1,262,411	580,442	—

Weighted average ordinary shares outstanding—diluted	10,084,580	2,077,592	10,051,274

Net income (loss) per share attributable to ordinary shareholders—diluted	$0.50	$0.08	$(0.77)